Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The following represents our basic and diluted EPS calculations:

	Year ended December 31, 2016
(In millions, except share and per share data)	Class A	Class B	Class M-1
Net income available to AHL shareholders – basic	$214	$553	$1
Effect of stock compensation plans on allocated net income	1	—	—
Net income available to AHL shareholders – diluted	$215	$553	$1

Basic weighted average shares outstanding	52,086,945	134,445,840	218,324
Dilutive effect of stock compensation plans	1,443,531	—	4,246,074
Diluted weighted average shares outstanding	53,530,476	134,445,840	4,464,398

Earnings per share[1]
Basic	$4.11	$4.11	$4.11
Diluted	$4.02	$4.11	$0.20

[1] Calculated using whole figures.

	Years ended December 31,
(In millions, except share and per share data)	2015	2014
Net income available to AHL shareholders	$562	$456
Basic weighted average shares outstanding	175,091,802	129,519,108
Dilutive effect of stock compensation plans	86,846	11
Dilutive effect of equity swap[1]	—	2,089,345
Diluted weighted average shares outstanding	175,178,648	131,608,464
Earnings per share on Class A and B shares[2]
Basic	$3.21	$3.52
Diluted	$3.21	$3.47

[1] Equity swap relates to TASA. See Note 17 – Related Parties for additional information.
[2] Calculated using whole figures.